Accounts receivable net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
	2024	2023
	US$’000	US$’000

Contract receivables	1,386	2,864
Less: allowance for doubtful accounts	-	-
	1,386	2,864

Allowance for doubtful accounts activity
	2024	2023
	US$’000	US$’000

Balance at beginning of period	-	28
Less : reversal in allowances	-	(28)
Balance at end of period	-	-

Age analysis of past due account receivables
	2024	2023
	US$’000	US$’000

Current	422	1,175
Past due
1-30 days	397	603
31-60 days	224	548
61-90 days	183	341
Greater than or equal to 91 days	160	197
	964	1,689
	1,386	2,864

ZHEJIANG TIANLAN
Accounts receivable, net
	2024	2023
	RMB’000	RMB’000
Contract receivables	171,008	157,879
Less: allowance for doubtful accounts	(35,952)	(29,644)

	135,056	128,235

Allowance for doubtful accounts activity
	2024	2023
	RMB’000	RMB’000

Balance at beginning of year	29,644	40,019
Add: provision for allowances	6,304	10,376
Less: reversal of provision for doubtful accounts	-	(677)
Less: write-off of doubtful accounts	-	(20,074)

Balance at end of year	35,952	29,644

Age analysis of past due account receivables
	2024	2023
	RMB’000	RMB’000

Within 1 year	100,254	121,658
1 year - 2 years	30,292	31,499
2 years - 3 years	10,701	3,140
3 years - 4 years	3,515	699
4 years - 5 years	456	883
Over 5 years	25,790
Less: allowance for doubtful accounts	(35,952)	(29,644)

	135,056	128,235